Assets and Liabilities Held-for-Sale (Details) $ in Thousands		1 Months Ended
		Jun. 30, 2016 USD ($) carrier	Dec. 31, 2015 USD ($)
Current
Total current assets	[1]	$ 706,633	$ 267,034
Current
Total current liabilities	[1],[2]	(432,856)	(201,213)
Disposal Group, Held-for-sale, Not Discontinued Operations
Current
Cash and cash equivalents		10,000	0
Restricted cash and short-term receivables		167	3,618
Trade accounts receivable		1,846	0
Other receivables, prepaid expenses and accrued income		345	217
Inventories		953	572
Total current assets		13,311	4,407
Non-current
Vessels and equipment, net		658,483	262,627
Newbuildings		31,839	0
Long-term debt due from a related party		3,000	0
Total non-current assets		693,322	262,627
Total assets		706,633	267,034
Current
Current portion of long-term debt and short-term debt, net of deferred finance charge		(20,032)	(199,300)
Trade accounts payable		(1,881)	(844)
Accrued expenses		(6,033)	(1,019)
Short-term amount due to a related party		0	(50)
Total current liabilities		(27,946)	(201,213)
Non-current
Long-term debt, net of deferred finance charge		(404,910)	0
Total non-current liabilities		(404,910)	0
Total liabilities		(432,856)	(201,213)
Long-term debt		404,910	0
Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Tundra
Non-current
Long-term debt, net of deferred finance charge		(214,200)
Long-term debt		214,200
Short-term debt			$ 199,300
Final balloon payment amount		$ 214,200
Golar Power
Long Lived Assets Held-for-sale [Line Items]
Right to invest in Sergipe project, maximum percentage		25.00%
LNG Carrier | LNG Carrier
Long Lived Assets Held-for-sale [Line Items]
Number of LNG carriers | carrier		16
LNG Carrier | LNG Carrier | Golar Power
Long Lived Assets Held-for-sale [Line Items]
Number of LNG carriers | carrier		2

[1]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 8).
[2]	This includes amounts arising from transactions with related parties (see note 16).